INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

4. INTANGIBLE ASSETS

Intangible assets consisted of the following:

	Life	Average Remining Life	December 31, 2024	April 20, 2024

Brand & non-compete	10 years	9.5 years	$531,051	$531,051
Less – accumulated amortization			(39,828)	-

Total intangible assets, net			$491,223	$531,051

Estimated future amortization of intangible assets is as follows:

Years ending December 31,	Amount

2025	$53,105
2026	53,105
2027	53,105
2028	53,105
2029	53,105
Thereafter	225,698

Total	$491,223

Amortization expense on intangible assets amounted to $39,828 and $0 for the year ended December 31, 2024 and 2023.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS